Income Tax Expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [line items]
Weighted average applicable tax rate	32.30%	3.50%
Canada [member]
Disclosure of income tax [line items]
Statutory tax rate in effect	27.00%	26.00%
United States [member]
Disclosure of income tax [line items]
Statutory tax rate in effect	21.00%	23.00%